ACQUISITIONS (Details 6) (USD $)		1 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended	0 Months Ended
	Dec. 20, 2012 township	Dec. 31, 2012 Depositary shares	Jun. 30, 2013 Depositary shares	Dec. 31, 2012 Depositary shares	Dec. 31, 2012 Series E Cumulative Convertible Preferred Stock	Jun. 30, 2013 Series E Cumulative Convertible Preferred Stock	Dec. 31, 2012 Series E Cumulative Convertible Preferred Stock	Dec. 31, 2011 Series E Cumulative Convertible Preferred Stock	May 22, 2012 Baytex Energy USA Assets	Nov. 02, 2012 Viking International Resources Co., Inc	Nov. 02, 2012 Viking International Resources Co., Inc Depositary shares	Nov. 30, 2012 Viking International Resources Co., Inc Depositary shares	Nov. 02, 2012 Viking International Resources Co., Inc Series E Cumulative Convertible Preferred Stock	Dec. 20, 2012 Samson Resources Assets Acquisition
Acquisitions
Common stock issued in connection with acquisition (in shares)			27,906								2,774,850	2,704,850	2,774.85
Cumulative dividend rate for cumulative preferred stock (as a percent)		8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%					8.00%
Preferred stock, liquidation preference										$ 69,400,000
Fair value of total purchase price:
Cash									312,018,000	37,349,000				30,000,000
Common stock issued in connection with acquisition										65,209,000
Escrow settlement										(1,750,000)
Total									312,018,000	100,808,000
Amounts recognized for assets acquired and liabilities assumed:
Oil and gas properties									312,294,000	110,224,000
Current Assets										1,676,000
Equipment and other fixed assets										970,000
AP and accrued expenses										(3,928,000)
Other long-term liabilities										(2,362,000)
Asset retirement obligation									(276,000)	(5,772,000)
Total									$ 312,018,000	$ 100,808,000
Percentage of working interest owned in acquired properties														100.00%
Business Acquisition, Number of Townships and Ranges Covered through Acquired Property	4